Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

On May 12, 2011, the Company’s stockholders approved the 2011 Stock Option and Incentive Plan (the 2011 Plan). The 2011 Plan provides for the issuance of up to a maximum number of shares of common stock equal to the sum of (i) 1,000,000, plus (ii) the number of shares of common stock underlying any grants pursuant to the 2011 Plan or the Plug Power Inc. 1999 Stock Option and Incentive Plan that are forfeited, canceled, repurchased or are terminated (other than by exercise). The shares may be issued pursuant to stock options, stock appreciation rights, restricted stock awards and certain other equity-based awards granted to employees, directors and consultants of the Company. No grants may be made under the 2011 Plan after May 12, 2021. On May 16, 2012, the stockholders approved an amendment to the 2011 Plan, to increase the number of shares of the Company’s common stock authorized for issuance under the 2011 Plan from 1,000,000 to 6,500,000.

On May 31, 2011, the Company completed an underwritten public offering of 8,265,000 shares of its common stock and warrants to purchase an aggregate of 7,128,563 shares of common stock (including warrants to purchase an aggregate of 929,813 shares of common stock purchased by the underwriter pursuant to the exercise of its over-allotment option). Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power, were $18,289,883 (of this amount $8,768,143 in fair value was recorded as common stock warranty liability at issuance date). The shares and the warrants were sold together as a fixed combination, with each combination consisting of one share of common stock and 0.75 of a warrant to purchase one share of common stock, at a price to the public of $2.42 per fixed combination. The warrants are exercisable upon issuance and will expire on May 31, 2016. The exercise price of the warrants upon issuance was $3.00 per share of common stock and is subject to weighted average anti-dilution provisions in the event of issuance of additional shares of common stock and certain other conditions, as further described in the warrant agreement. Additionally, in the event of a sale of the Company, and under certain conditions, each warrant holder has the right to require the Company to purchase such holder’s warrants at a price determined using a Black-Scholes option pricing model. As a result of the March 28 and 29, 2012 public offerings and pursuant to the effect of the anti-dilution provisions, the exercise price of the warrants was reduced to $2.27 per share of common stock. Simultaneously with the adjustment to the exercise price, the number of common stock shares that may be purchased upon exercise of the warrants was increased to 9,421,008 shares.

On June 8, 2011, the Company sold 836,750 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $1,874,990.

On July 1, 2011, the Company sold 231,000 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $527,626

On March 28, 2012, the Company completed an underwritten public offering of 13,000,000 shares of its common stock. The shares were sold at $1.15 per share. Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power were $13,704,745.

On March 29, 2012, the Company sold 1,950,000 additional shares of common stock at $1.15 per share, pursuant to the underwriter’s exercise of its over-allotment option in connection with the March 28, 2012 underwritten public offering, resulting in additional net proceeds to Plug Power of $2,085,525.

Changes in stockholders’ equity for the nine months ended September 30, 2012 are as follows:

				Accumulated Other Comprehensive Income

	Common Stock		Additional Paid-in- Capital		Treasury Stock		Accumulated Deficit	Total Stockholders' Equity
	Shares	Amount			Shares	Amount
December 31, 2011	22,924,411	$229,244	$784,213,871	$928,744	165,906	$(1,552,382)	$(754,783,812)	$29,035,665
Net loss	-	-	-	-	-	-	(23,388,120)	(23,388,120)
Foreign currency translation gain	-	-	-	106,585	-	-	-	106,585
Stock based compensation	322,844	3,229	1,497,008	-	-	-	-	1,500,237
Public offering common stock, net	14,950,000	149,500	15,640,770	-	-	-	-	15,790,270
September 30, 2012	38,197,255	$381,973	$801,351,649	$1,035,329	165,906	$(1,552,382)	$(778,171,932)	$23,044,637

12. Stockholders’ Equity

On May 19, 2011, the Company implemented a one-for-ten reverse stock split of its common stock. As a result of the reverse stock split, each ten (10) outstanding shares of pre-split common stock were automatically combined into one (1) share of post-split common stock. Fractional shares received cash and proportional adjustments were made to the Company’s outstanding stock options and other equity awards and to the Company’s equity compensation plans to reflect the reverse stock split. The financial statements for all prior periods have been retroactively adjusted to reflect this stock split for both common stock issued and options outstanding.

On May 31, 2011, the Company completed an underwritten public offering of 8,265,000 shares of its common stock and warrants to purchase an aggregate of 7,128,563 shares of common stock (including warrants to purchase an aggregate of 929,813 shares of common stock purchased by the underwriter pursuant to the exercise of its over-allotment option). The shares and the warrants were sold together as a fixed combination, with each combination consisting of one share of common stock and 0.75 of a warrant to purchase one share of common stock, at a price to the public of $2.42 per fixed combination. Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power, were $18,289,883 (of this amount $8,768,143 in fair value was recorded as common stock warranty liability at issuance date). The warrants are exercisable upon issuance and will expire on May 31, 2016. The exercise price of the warrants is $3.00 per share of common stock. The warrants include weighted-average anti-dilution protection and, in the event of a sale of the Company, and under certain conditions, each warrant holder has the right to require the Company to purchase such holder’s warrants at a price determined using a Black-Scholes option pricing model.

On June 8, 2011, the Company sold 836,750 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $1,874,990.

On July 1, 2011, the Company sold 231,000 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $527,626.

Preferred Stock

The Company has authorized 5.0 million shares of preferred stock, par value $.01 per share. The Company’s certificate of incorporation provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s Board of Directors is authorized to fix the voting rights, if any, designations, powers, preferences, qualifications, limitations and restrictions thereof, applicable to the shares of each series. As of December 31, 2011 and 2010, there were no shares of preferred stock issued and outstanding.

The Company has registered Series A Junior Participating Cumulative Preferred Stock, par value $.01 per share. As of December 31, 2011 and 2010, there were no shares of Series A Junior Participating Cumulative Preferred Stock issued and outstanding.

Common Stock

The Company has one class of common stock, par value $.01 per share. Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders. As of December 31, 2011 and 2010 there were 22,758,505 and 13,189,475, respectively shares of common stock issued and outstanding.